EXHIBIT 99.3

John Deere Owner Trust 2009

Servicer’s Certificate

$233,600,000   Class A-1  1.13155%  Asset Backed Notes due July 02, 2010

$50,000,000   Class A-2  1.96000%  Asset Backed Notes due September 15, 2011

$309,000,000   Class A-3  2.59000%  Asset Backed Notes due October 15, 2013

$81,710,000   Class A-4  3.96000%  Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Scheduled Payment Date (30/360)	15-Aug-09
Actual Payment Date (A/360)	17-Aug-09
Collection Period Begin Date	29-Jun-09
Collection Period End Date	02-Aug-09
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	33

(1) Total Distribution Amount:	$29,478,093.87
(a) Total cash receipts during the month:	$24,510,827.63
(b) Administrative repurchases during the month:	$4,964,726.02
(c) Investment earnings on cash accounts:	$2,540.22

(2) (a) Administration Fee:	$100.00
(b) Administration Fee Shortfall:	$0.00

(3) Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:	$1,218,061.42
Noteholders’ Interest Carryover Shortfall:	$0.00

(a) (i) Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$199,826.75
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

(b) (i) Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$81,666.67
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

(c) (i) Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$666,925.00
(ii) Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

(d) (i) Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$269,643.00
(ii) ‘Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4) Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:	$24,944,400.26
Noteholders’ Principal Carryover Shortfall:	$0.00

(a) (i) Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$24,944,400.26
(ii) % of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
(iii) Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-1 Noteholders’ Principal Distributable Amount:	$24,944,400.26

(b) (i) Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
(ii) % of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
(iii) Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
(iv) Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c) (i) Class A-3 Noteholders’ Monthly Principal Distributable Amount:		$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-3 Noteholders:		0.00%
	(iii) Class A-3 Noteholders’ Principal Carryover Shortfall:		$0.00
	(iv) Class A-3 Noteholders’ Principal Distributable Amount:		$0.00

	(d) (i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:		$0.00
	(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:		0.00%
	(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:		$0.00
	(iv) Class A-4 Noteholders’ Principal Distributable Amount:		$0.00

(5) Noteholders’ Distributable Amount:			$26,162,461.68

(6) Reserve Account balance:
	(a)	Beginning balance:	$16,604,979.56
	(b)	Amount of deposit from Collection Account to Reserve Account:	$2,115,058.15
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$252,698.45
		(ii) Amount of excess to Reserve Account from Collection Account:	$1,862,359.71
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$1,862,359.71
	(e)	Ending Balance (after giving effect to all distributions):	$16,857,678.00
	(f)	Specified Reserve Account Balance:	$16,857,678.00

(7) Servicing Fee:			$578,185.23
	(a)	Amount of Servicing Fee earned:	$578,185.23
	(b)	Amount of Servicing Fee paid:	$1,200,474.04
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8) Amount paid to Indenture Trustee:			$0.00

(9) Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	‘Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(11) Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$1,862,359.71

(12) (a) Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:			$665,981,048.68

	(b)	Note Value as of the end of the related Collection Period:	$636,508,558.03

	(c)	Number of Accounts at the end of the related Collection Period:	21,558

(13) After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$167,705,340.03
		(ii) Class A-1 Note Pool Factor:	0.7179167

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$50,000,000.00
		(ii) Class A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$309,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$81,710,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of the Certificates:	$28,093,218.00
		(ii) Certificate Pool Factor:	1.0000000

(14) Aggregate amount of Purchased Receivables for related Collection Period:			$0.00

(15)	(i)	Aggregate amount of net losses for the collection period:	$16,256.05
	(ii)	Cumulative amount of net losses:	$16,256.05
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.95%

(17) Collateral Composition:
	(a) Number of loans at the beginning of the period:		21,962
	(b) Number of loans at the end of the period:		21,558
	(c) Weighted average remaining term on receivables:		38.41
	(d) Prepayment amount - monthly:		$6,155,019.67
	(e) Prepayment amount - life-to-date:		$117,144.36
	(f) Weighted average APR of the pool assets:		3.80%
	(g) Pool Factor:		0.89